Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations
Business Combinations
5. Business Combinations

The Company concluded some acquisitions to expand our portfolio of educational solutions as presented below:

(i)	March 03, 2023 – Escola Start Ltda.
(ii)	January 14, 2022 – Phidelis Tecnologia Desenvolvimento de Sistemas Ltda.
(iii)	January 14, 2022 – MVP Consultoria e Sistemas Ltda.

5.1. Acquisitions in 2023

As mentioned in Note 1.2, on March 03, 2023, the Company acquired a 51% interest in the capital of the Escola Start Ltda. (“Start”), when the control over the entity was transferred upon all conditions established on the share purchase agreement.

The total acquisition price was R$4,414, of which: (i) R$2,806 relates to the price for acquiring 51% of the equity interest, and (ii) R$1,608 for acquiring the option to purchase the remaining percentage of the interest with due date in 2028, recognized in “Other investments and interests in entities”, in the Statement of Financial Position. This amount was paid in two installments, being a fixed installment of R$4,100 in cash on the acquisition date and a variable installment of R$314, subject to price adjustment depending on the calculation of financial indicators defined in contract and corrected by 100% of the DI Interest Deposit rate (“CDI”). The variable installment was paid on August 18, 2023.

As mentioned above, on the same date the Company acquired a purchase option for the acquisition of the remaining shares issued by Escola Start held by the non-controlling shareholder, representing 49% of the share capital, which due date will be in January 2028, with an exercise price of R$11,700 (“exercise price”).

The acquisition was accounted for using the acquisition method of accounting, i.e., the consideration transferred, and the net identifiable assets acquired, and liabilities assumed were measured at fair value, while goodwill is measured as the excess of consideration paid over those items. The following table presents the net identifiable assets acquired and liabilities assumed for business combination in 2023:

Escola Start Ltda.
Current assets
Cash and cash equivalents	888
Trade receivables (iv)	986
Inventories	349
Other receivables	226
Total current assets	2,449

Non-current assets
Property and equipment	796
Intangible assets	3,667
Intangible assets - Customer Portfolio (ii)	1,844
Intangible assets – Trademarks (iii)	1,823
Total non-current assets	4,463

Total Assets	6,912

Current liabilities
Contractual obligations and deferred income	2,766
Deferred income tax and social contribution	1,794
Other liabilities	940
Total current liabilities	5,500

Non-current liabilities
Other liabilities	16
Tax Installments	93
Total non-current liabilities	109

Total liabilities	5,609

Net identifiable assets at fair value (A)	1,303
Total of Consideration transferred (B)	2,806
Non-controlling interest acquired (49%) (B)	639
Goodwill (B-A) (note 14) (i)	2,142

(i)	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.
(ii)	As a result of purchase price allocation, the Company identified R$ 1,844 in customer portfolio based on receivables expectation around 8% per year.
(iii)	As a result of the purchase price allocation, the Company identified R$ 1,823 in trademarks, over their estimated useful lives of 13 years.
(iv)	Accounts receivable from customers comprise gross contractual amounts due of R$1,038, of which R$52 were uncollectible on the acquisition date.

From the date of acquisition to December 31, 2023, Escola Start contributed to a net revenue from sales and services in the amount of R$10,101, and net profit for the year in the amount of R$ 1,747. If the acquisition had occurred on January 1, 2023, Management estimates that net revenue from sales and services would have been R$ 1,487,956 and net loss for the year would have been R$ 79,595.